Revenue from contracts with customers - Costs to obtain a contract (Details) - Commissions paid in connection with the sale of franchise licenses - EWC Ventures and its Subsidiaries [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Capitalized Contract Cost [Line Items]
Costs to obtain a contract, amortization expense	$ 429	$ 395
Prepaid expenses and other current assets
Capitalized Contract Cost [Line Items]
Costs to obtain a contract, capitalized, short-term potion	453	429
Other non-current assets
Capitalized Contract Cost [Line Items]
Costs to obtain a contract, capitalized, long-term potion	$ 2,630	$ 2,994